Income Tax And Social Contribution - Summary of Reconciliation of Income Tax And Social Contribution (Detail) (Paranthetical)	12 Months Ended
Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deduction percentage	60.00%